CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (unaudited) (parenthetical) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Actuarial (losses)/gains from defined benefit plans, tax expense (benefit)	$ 1,000,000	$ (5,000,000)	$ 2,000,000	$ (10,000,000)
Fair value adjustments on equity securities, tax expense (benefit)	$ 0	$ 0	$ (5,000,000)	$ 0